Components of Income Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax [Line Items]
Domestic	$ 786.6	$ 607.0	$ 186.3
Foreign	842.3	899.9	474.0
Income Before Income Taxes	$ 1,628.9	$ 1,506.9	$ 660.3